Basis of preparation - Going concern (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Going concern
Company's cash position	SFr 36,275	SFr 78,494	SFr 31,586	SFr 82,216
Short-term financial assets	SFr 129,214	SFr 24,554